Retirement Benefit Obligations - Schedule of Amounts Recognized in Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets	$ 147	$ 134
Other current liabilities	(10)	(13)
Retirement benefit obligations	(125)	(134)
Net amount recognized	12	(13)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets	0	0
Other current liabilities	(7)	(7)
Retirement benefit obligations	(49)	(52)
Net amount recognized	(56)	(59)
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets	0	0
Other current liabilities	0	0
Retirement benefit obligations	(28)	(37)
Net amount recognized	(28)	(37)
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets	147	134
Other current liabilities	(3)	(6)
Retirement benefit obligations	(48)	(45)
Net amount recognized	$ 96	$ 83